Other disclosures - Credit Risk	6 Months Ended
Jun. 30, 2019
Other disclosures - Credit Risk
Other disclosures - Credit Risk

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

		Stage 2
As at 30.06.19	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	11,262	614	60	92	766	1,183	13,211
Credit cards, unsecured loans and other retail lending	31,753	4,227	305	290	4,822	2,057	38,632
Corporate loans	86,126	7,695	595	1,000	9,290	1,136	96,552
Total	129,141	12,536	960	1,382	14,878	4,376	148,395

Impairment allowance
Home loans	28	26	11	10	47	318	393
Credit cards, unsecured loans and other retail lending	349	563	105	143	811	1,423	2,583
Corporate loans	122	225	18	6	249	384	755
Total	499	814	134	159	1,107	2,125	3,731

Net exposure
Home loans	11,234	588	49	82	719	865	12,818
Credit cards, unsecured loans and other retail lending	31,404	3,664	200	147	4,011	634	36,049
Corporate loans	86,004	7,470	577	994	9,041	752	95,797
Total	128,642	11,722	826	1,223	13,771	2,251	144,664

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.2	18.3	10.9	6.1	26.9	3.0
Credit cards, unsecured loans and other retail lending	1.1	13.3	34.4	49.3	16.8	69.2	6.7
Corporate loans	0.1	2.9	3.0	0.6	2.7	33.8	0.8
Total	0.4	6.5	14.0	11.5	7.4	48.6	2.5

As at 31.12.18
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	11,486	663	50	147	860	1,194	13,540
Credit cards, unsecured loans and other retail lending	29,548	4,381	305	240	4,926	2,078	36,552
Corporate loans	81,555	7,480	315	443	8,238	917	90,710
Total	122,589	12,524	670	830	14,024	4,189	140,802

Impairment allowance
Home loans	26	29	9	9	47	307	380
Credit cards, unsecured loans and other retail lending	356	694	118	160	972	1,433	2,761
Corporate loans	107	214	11	11	236	359	702
Total	489	937	138	180	1,255	2,099	3,843

Net exposure
Home loans	11,460	634	41	138	813	887	13,160
Credit cards, unsecured loans and other retail lending	29,192	3,687	187	80	3,954	645	33,791
Corporate loans	81,448	7,266	304	432	8,002	558	90,008
Total	122,100	11,587	532	650	12,769	2,090	136,959

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.0	6.1	5.5	25.7	2.8
Credit cards, unsecured loans and other retail lending	1.2	15.8	38.7	66.7	19.7	69.0	7.6
Corporate loans	0.1	2.9	3.5	2.5	2.9	39.1	0.8
Total	0.4	7.5	20.6	21.7	8.9	50.1	2.7

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £159.9bn (December 2018: £120.1bn) and impairment allowance of £21m (December 2018: £11m). This comprises £13m (December 2018: £9m) Expected Credit Loss (ECL) on £159.4bn (December 2018: £119.6bn) Stage 1 assets, £3m (December 2018: £2m) on £0.5bn (December 2018: £0.5bn) Stage 2 fair value through other comprehensive income assets and £5m (December 2018: £nil) on £5m (December 2018: £nil) Stage 3 other assets.

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in the Barclays Bank PLC Annual Report 2018 on page 173. Barclays Bank Group does not hold any material purchased or originated credit-impaired assets as at period end.

	Stage 1	Stage 2	Stage 3	Total
Gross exposure for loans and advances at amortised cost	£m	£m	£m	£m
As at 1 January 2019	122,589	14,024	4,189	140,802
Transfers from Stage 1	(4,661)	4,348	313	-
Transfers from Stage 2	3,540	(4,255)	715	-
Transfers from Stage 3	36	98	(134)	-
Business activity in the year	32,336	984	25	33,345
Net drawdowns and repayments	(2,880)	1,482	331	(1,067)
Final repayments	(21,819)	(1,803)	(415)	(24,037)
Disposals	-	-	(21)	(21)
Write-offs[1]	-	-	(627)	(627)
As at 30 June 2019	129,141	14,878	4,376	148,395

	Stage 1	Stage 2	Stage 3	Total
Impairment allowance on loans and advances at amortised cost	£m	£m	£m	£m
As at 1 January 2019	489	1,255	2,099	3,843
Transfers from Stage 1	(58)	51	7	-
Transfers from Stage 2	246	(456)	210	-
Transfers from Stage 3	1	7	(8)	-
Business activity in the year	95	39	5	139
Net re-measurement and movement due to exposure and risk parameter changes	(243)	251	513	521
Final repayments	(31)	(40)	(53)	(124)
Disposals	-	-	(21)	(21)
Write-offs[1]	-	-	(627)	(627)
As at 30 June 2019[2]	499	1,107	2,125	3,731

Reconciliation of ECL movement to impairment charge/(release) for the period				£m
ECL movement excluding assets derecognised due to disposals and write-offs				536
Post write-off recoveries[1]				(47)
Exchange and other adjustments				(7)
Impairment charge on loan commitments and financial guarantees				22
Impairment charge on other financial assets[2]				6
Income statement charge/(release) for the period				510

1 In H119, gross write-offs amounted to £627m (H118: £788m) and post write-off recoveries amounted to £47m (H118: £43m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £580m (H118: £745m).

2 Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £159.9bn (December 2018: £120.1bn) and impairment allowance of £21m (December 2018: £11m). This comprises £13m ECL (December 2018: £9m) on £159.4bn stage 1 assets (December 2018: £119.6bn) and £3m (December 2018: £2m) on £0.5bn stage 2 fair value through other comprehensive income assets (December 2018: £0.5bn) and £5m (December 2018: £nil) on £5m Stage 3 other assets (December 2018: £nil).

	Stage 1	Stage 2	Stage 3	Total
Gross exposure for loan commitments and financial guarantees	£m	£m	£m	£m
As at 1 January 2019	248,590	16,444	421	265,455
Net transfers between stages	(506)	142	364	-
Business activity in the year	44,043	1,538	9	45,590
Net drawdowns and repayments	(2,348)	997	(282)	(1,633)
Final repayments	(27,183)	(4,092)	(234)	(31,509)
As at 30 June 2019	262,596	15,029	278	277,903

	Stage 1	Stage 2	Stage 3	Total
Impairment allowance on loan commitments and financial guarantees	£m	£m	£m	£m
As at 1 January 2019	91	104	22	217
Net transfers between stages	8	(6)	(2)	-
Business activity in the year	26	25	7	58
Net re-measurement and movement due to exposure and risk parameter changes	(17)	14	6	3
Final repayments	(15)	(26)	(1)	(42)
As at 30 June 2019	93	111	32	236